INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventory

	2019	2018	2017
	$ million	$ million	$ million
Raw materials and consumables	287	219	207
Work-in-progress	100	88	69
Finished goods and goods for resale	1,227	1,088	1,028
	1,614	1,395	1,304